OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING SEGMENTS
Revenue	$ 20,281	$ 19,085	$ 11,117
Operating segments
OPERATING SEGMENTS
Revenue	20,281	19,085	11,117
Operating segments | Europe
OPERATING SEGMENTS
Revenue	5,184	4,618	4,322
Operating segments | Hong Kong
OPERATING SEGMENTS
Revenue	3,826	3,901	3,482
Operating segments | United States
OPERATING SEGMENTS
Revenue	8,886	8,388	2,725
Operating segments | Other
OPERATING SEGMENTS
Revenue	2,385	2,178	588
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	13,197	12,428	7,833
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	5,184	4,618	4,322
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	437	460	198
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	6,642	6,449	2,725
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	934	901	588
Operating segments | Platform
OPERATING SEGMENTS
Revenue	7,084	6,657	3,284
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	3,389	3,441	$ 3,284
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	2,244	1,939
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 1,451	$ 1,277